Shareholder Report, Average Annual Return (Details) LMF6400_Western Asset SMASh Series C Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Western Asset SMASh Series C Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series C Fund
Average Annual Return, Percent	9.00%	4.53%	5.20%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
Bloomberg U.S. Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	6.68%	0.85%	3.16%